Shareholder Report		12 Months Ended
	Jun. 01, 2025	May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALTSHARES TRUST
Entity Central Index Key		0001779306
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000229260
Shareholder Report [Line Items]
Fund Name		AltShares Event-Driven ETF
Trading Symbol		EVNT
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the AltShares Event-Driven ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.
Material Fund Change Notice [Text Block]		This report includes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-955-1607
Additional Information Email		www.altsharesetfs.com/evnt
Additional Information Website		www.altsharesetfs.com/evnt
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Event-Driven ETF	$133	1.26%

Expenses Paid, Amount		$ 133
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was predominantly sourced from both equity-based special situations investments and equity-based merger arbitrage investments, though credit-based investments across merger arbitrage and special situations opportunities also contributed to returns. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Consumer discretionary and health care were the Fund’s top performing sectors. While no single sector detracted from returns, the Fund’s broad market hedges – which are multisector holdings – were a detractor overall for the period. Top contributors included the Fund’s positions in Dick’s Sporting Goods, VF Corp, and Penn Entertainment. Top detractors included the Fund’s investments in the acquisition of STAAR Surgical by Alcon, the acquisition of Clearwater Analytics by Permira Holdings, and Mobileye Global.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	AltShares Event-Driven ETF $19,802	S&P 500® Index $42,788	ICE BofA U.S. 3-Month Treasury Bill Index $12,572	Bloomberg U.S. Aggregate Bond Index $11,836
5/31/16	$10,000	$10,000	$10,000	$10,000
6/30/16	$9,957	$10,026	$10,004	$10,180
7/31/16	$10,107	$10,396	$10,007	$10,244
8/31/16	$10,269	$10,410	$10,008	$10,232
9/30/16	$10,247	$10,412	$10,013	$10,226
10/31/16	$10,129	$10,222	$10,016	$10,148
11/30/16	$10,075	$10,601	$10,018	$9,908
12/31/16	$10,301	$10,810	$10,022	$9,922
1/31/17	$10,354	$11,015	$10,026	$9,942
2/28/17	$10,419	$11,453	$10,030	$10,008
3/31/17	$10,591	$11,466	$10,032	$10,003
4/30/17	$10,644	$11,584	$10,039	$10,080
5/31/17	$10,730	$11,747	$10,044	$10,158
6/30/17	$10,730	$11,820	$10,052	$10,148
7/31/17	$10,698	$12,063	$10,061	$10,191
8/31/17	$10,720	$12,100	$10,070	$10,283
9/30/17	$10,752	$12,350	$10,079	$10,234
10/31/17	$10,784	$12,638	$10,088	$10,240
11/30/17	$10,773	$13,026	$10,096	$10,227
12/31/17	$10,902	$13,170	$10,107	$10,273
1/31/18	$10,924	$13,924	$10,120	$10,155
2/28/18	$10,838	$13,411	$10,129	$10,059
3/31/18	$10,698	$13,070	$10,143	$10,123
4/30/18	$10,741	$13,121	$10,157	$10,048
5/31/18	$10,881	$13,436	$10,172	$10,120
6/30/18	$10,956	$13,519	$10,189	$10,107
7/31/18	$10,795	$14,022	$10,205	$10,110
8/31/18	$10,784	$14,479	$10,224	$10,175
9/30/18	$10,698	$14,562	$10,239	$10,109
10/31/18	$10,430	$13,566	$10,257	$10,029
11/30/18	$10,537	$13,843	$10,278	$10,089
12/31/18	$10,389	$12,593	$10,297	$10,275
1/31/19	$10,806	$13,602	$10,317	$10,384
2/28/19	$10,839	$14,039	$10,336	$10,378
3/31/19	$10,894	$14,312	$10,358	$10,577
4/30/19	$11,070	$14,891	$10,378	$10,580
5/31/19	$10,839	$13,945	$10,402	$10,768
6/30/19	$10,905	$14,928	$10,424	$10,903
7/31/19	$10,960	$15,142	$10,444	$10,927
8/31/19	$10,828	$14,902	$10,465	$11,210
9/30/19	$10,817	$15,181	$10,484	$11,150
10/31/19	$10,795	$15,510	$10,504	$11,184
11/30/19	$11,037	$16,073	$10,517	$11,178
12/31/19	$11,108	$16,558	$10,532	$11,170
1/31/20	$11,231	$16,551	$10,546	$11,385
2/29/20	$11,085	$15,189	$10,562	$11,590
3/31/20	$11,030	$13,313	$10,592	$11,522
4/30/20	$11,522	$15,020	$10,593	$11,727
5/31/20	$11,690	$15,735	$10,593	$11,781
6/30/20	$12,148	$16,048	$10,595	$11,856
7/31/20	$12,204	$16,953	$10,597	$12,033
8/31/20	$12,629	$18,171	$10,598	$11,935
9/30/20	$12,864	$17,481	$10,599	$11,929
10/31/20	$12,752	$17,016	$10,600	$11,876
11/30/20	$13,636	$18,879	$10,601	$11,992
12/31/20	$15,934	$19,604	$10,602	$12,009
1/31/21	$16,369	$19,407	$10,603	$11,923
2/28/21	$16,468	$19,942	$10,604	$11,750
3/31/21	$16,431	$20,815	$10,605	$11,604
4/30/21	$16,418	$21,926	$10,605	$11,695
5/31/21	$16,480	$22,079	$10,605	$11,734
6/30/21	$16,269	$22,594	$10,605	$11,816
7/31/21	$15,686	$23,131	$10,605	$11,948
8/31/21	$15,798	$23,835	$10,606	$11,925
9/30/21	$15,889	$22,726	$10,606	$11,822
10/31/21	$16,042	$24,318	$10,606	$11,819
11/30/21	$15,339	$24,150	$10,607	$11,854
12/31/21	$15,522	$25,232	$10,607	$11,824
1/31/22	$15,263	$23,926	$10,607	$11,569
2/28/22	$15,247	$23,210	$10,608	$11,440
3/31/22	$15,186	$24,072	$10,611	$11,122
4/30/22	$14,820	$21,973	$10,613	$10,700
5/31/22	$14,728	$22,013	$10,620	$10,769
6/30/22	$14,132	$20,196	$10,623	$10,600
7/31/22	$14,697	$22,058	$10,628	$10,859
8/31/22	$14,804	$21,158	$10,645	$10,552
9/30/22	$14,392	$19,210	$10,672	$10,096
10/31/22	$14,499	$20,765	$10,688	$9,965
11/30/22	$14,713	$21,925	$10,723	$10,332
12/31/22	$14,120	$20,662	$10,762	$10,285
1/31/23	$14,715	$21,961	$10,795	$10,602
2/28/23	$14,653	$21,425	$10,831	$10,328
3/31/23	$14,888	$22,211	$10,877	$10,590
4/30/23	$14,856	$22,558	$10,912	$10,654
5/31/23	$14,512	$22,656	$10,954	$10,538
6/30/23	$15,060	$24,153	$11,004	$10,501
7/31/23	$15,373	$24,929	$11,048	$10,493
8/31/23	$15,311	$24,532	$11,098	$10,426
9/30/23	$15,138	$23,362	$11,149	$10,161
10/31/23	$14,888	$22,871	$11,199	$10,001
11/30/23	$15,577	$24,960	$11,249	$10,454
12/31/23	$15,985	$26,094	$11,301	$10,854
1/31/24	$15,654	$26,532	$11,350	$10,824
2/29/24	$15,623	$27,949	$11,396	$10,671
3/31/24	$15,828	$28,848	$11,447	$10,770
4/30/24	$15,292	$27,670	$11,497	$10,498
5/31/24	$15,528	$29,042	$11,552	$10,676
6/30/24	$15,638	$30,084	$11,599	$10,777
7/31/24	$16,427	$30,450	$11,651	$11,029
8/31/24	$16,506	$31,189	$11,706	$11,187
9/30/24	$16,695	$31,855	$11,757	$11,337
10/31/24	$16,710	$31,566	$11,802	$11,056
11/30/24	$16,963	$33,419	$11,847	$11,172
12/31/24	$16,894	$32,622	$11,895	$10,990
1/31/25	$17,101	$33,531	$11,939	$11,048
2/28/25	$17,291	$33,093	$11,977	$11,291
3/31/25	$17,212	$31,229	$12,017	$11,295
4/30/25	$17,291	$31,017	$12,058	$11,340
5/31/25	$17,704	$32,969	$12,102	$11,258
6/30/25	$18,133	$34,646	$12,142	$11,432
7/31/25	$18,339	$35,424	$12,183	$11,401
8/31/25	$18,720	$36,142	$12,231	$11,538
9/30/25	$18,752	$37,461	$12,272	$11,664
10/31/25	$18,768	$38,338	$12,315	$11,737
11/30/25	$18,990	$38,432	$12,349	$11,809
12/31/25	$19,186	$38,455	$12,392	$11,792
1/31/26	$19,253	$39,013	$12,427	$11,805
2/28/26	$19,552	$38,717	$12,461	$11,998
3/31/26	$19,469	$36,789	$12,497	$11,786
4/30/26	$19,768	$40,649	$12,534	$11,800
5/31/26	$19,802	$42,788	$12,572	$11,836

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
AltShares Event-Driven ETF NAV Returns	11.85%	3.74%	7.07%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Material Change Date	Jun. 01, 2025
AssetsNet		$ 12,252,178
Holdings Count | Holding		148
Advisory Fees Paid, Amount		$ 109,915
InvestmentCompanyPortfolioTurnover		381.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,252,178
Number of Portfolio Holdings	148
Total Advisory Fees Paid	$109,915
Portfolio Turnover Rate	381%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Consumer, Non-cyclical	21.77%
Financials	20.96%
Industrials	13.20%
Consumer, Cyclical	12.08%
Technology	11.46%
Telecommunication Services	7.99%
Utilities	5.50%
Energy	0.66%
Other	6.38%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	91.02%
EMEA	8.98%

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the supplement dated May 20, 2026 to the Fund’s prospectus dated September 26, 2025, as supplemented, which is available at www.altsharesetfs.com/evnt or upon request at 1-855-955-1607.

C000216184
Shareholder Report [Line Items]
Fund Name		AltShares Merger Arbitrage ETF
Trading Symbol		ARB
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the AltShares Merger Arbitrage ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.
Material Fund Change Notice [Text Block]		This report includes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-955-1607
Additional Information Email		www.altsharesetfs.com/arb
Additional Information Website		www.altsharesetfs.com/arb
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Merger Arbitrage ETF	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and financials were the Fund’s top performing sectors for the second year in a row, while materials was the only sector that detracted from returns for the period. Top contributors included the acquisition of Penumbra by Boston Scientific Corp, the acquisition of Alphawave IP Group by QUALCOMM, and the acquisition of Foot Locker by Dick’s Sporting Goods. Top detractors included the acquisition of STAAR Surgical by Alcon, the acquisition of Bavarian Nordic by Permira Holdings, and the acquisition of Allied Gold by Zijin Gold International.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	AltShares Merger Arbitrage ETF $12,846	S&P 500® Index $29,123	Water Island Merger Arbitrage USD Hedged Index $13,901	ICE BofA U.S. 3-Month Treasury Bill Index $11,868	Bloomberg U.S. Aggregate Bond Index $10,149
5/7/20	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/20	$9,788	$10,710	$9,795	$10,000	$10,101
6/30/20	$9,764	$10,923	$9,772	$10,002	$10,165
7/31/20	$10,172	$11,538	$10,205	$10,004	$10,317
8/31/20	$10,188	$12,368	$10,251	$10,005	$10,234
9/30/20	$10,172	$11,898	$10,242	$10,006	$10,228
10/31/20	$10,284	$11,581	$10,363	$10,007	$10,182
11/30/20	$10,400	$12,849	$10,473	$10,008	$10,282
12/31/20	$10,420	$13,343	$10,518	$10,009	$10,296
1/31/21	$10,370	$13,209	$10,487	$10,010	$10,223
2/28/21	$10,317	$13,573	$10,438	$10,011	$10,075
3/31/21	$10,366	$14,167	$10,490	$10,011	$9,949
4/30/21	$10,531	$14,923	$10,676	$10,011	$10,028
5/31/21	$10,625	$15,028	$10,790	$10,012	$10,061
6/30/21	$10,601	$15,378	$10,771	$10,011	$10,131
7/31/21	$10,535	$15,744	$10,720	$10,012	$10,245
8/31/21	$10,584	$16,222	$10,767	$10,012	$10,225
9/30/21	$10,601	$15,468	$10,800	$10,013	$10,136
10/31/21	$10,691	$16,552	$10,826	$10,012	$10,134
11/30/21	$10,691	$16,437	$10,859	$10,013	$10,164
12/31/21	$10,753	$17,174	$10,948	$10,014	$10,138
1/31/22	$10,765	$16,285	$10,919	$10,013	$9,919
2/28/22	$10,839	$15,797	$10,960	$10,014	$9,809
3/31/22	$10,909	$16,384	$11,015	$10,017	$9,536
4/30/22	$10,839	$14,955	$10,984	$10,019	$9,174
5/31/22	$10,757	$14,983	$10,930	$10,026	$9,233
6/30/22	$10,753	$13,746	$10,914	$10,028	$9,089
7/31/22	$10,913	$15,013	$11,082	$10,033	$9,311
8/31/22	$11,037	$14,401	$11,158	$10,049	$9,048
9/30/22	$10,959	$13,075	$11,095	$10,074	$8,657
10/31/22	$11,218	$14,133	$11,332	$10,090	$8,544
11/30/22	$11,004	$14,923	$11,172	$10,123	$8,859
12/31/22	$11,032	$14,063	$11,210	$10,159	$8,819
1/31/23	$10,963	$14,947	$11,178	$10,191	$9,090
2/28/23	$10,959	$14,582	$11,150	$10,224	$8,855
3/31/23	$10,894	$15,118	$11,189	$10,268	$9,080
4/30/23	$10,963	$15,354	$11,272	$10,301	$9,135
5/31/23	$10,654	$15,420	$11,148	$10,341	$9,036
6/30/23	$10,886	$16,439	$11,372	$10,388	$9,003
7/31/23	$10,980	$16,967	$11,470	$10,430	$8,997
8/31/23	$11,160	$16,697	$11,673	$10,477	$8,940
9/30/23	$11,242	$15,901	$11,762	$10,525	$8,712
10/31/23	$11,259	$15,567	$11,779	$10,572	$8,575
11/30/23	$11,340	$16,988	$11,879	$10,619	$8,963
12/31/23	$11,478	$17,760	$12,043	$10,669	$9,306
1/31/24	$11,426	$18,059	$12,000	$10,714	$9,281
2/29/24	$11,512	$19,023	$12,105	$10,758	$9,150
3/31/24	$11,606	$19,635	$12,215	$10,807	$9,234
4/30/24	$11,448	$18,833	$12,064	$10,853	$9,001
5/31/24	$11,533	$19,767	$12,177	$10,905	$9,153
6/30/24	$11,550	$20,476	$12,208	$10,950	$9,240
7/31/24	$11,726	$20,725	$12,410	$10,999	$9,456
8/31/24	$11,859	$21,228	$12,560	$11,051	$9,592
9/30/24	$11,889	$21,681	$12,596	$11,099	$9,720
10/31/24	$11,962	$21,485	$12,691	$11,141	$9,479
11/30/24	$11,915	$22,746	$12,650	$11,184	$9,579
12/31/24	$11,941	$22,204	$12,691	$11,229	$9,423
1/31/25	$12,088	$22,822	$12,870	$11,270	$9,473
2/28/25	$12,205	$22,524	$13,011	$11,306	$9,681
3/31/25	$12,210	$21,255	$13,039	$11,344	$9,685
4/30/25	$12,197	$21,111	$13,042	$11,383	$9,723
5/31/25	$12,262	$22,440	$13,118	$11,424	$9,653
6/30/25	$12,335	$23,581	$13,199	$11,462	$9,802
7/31/25	$12,474	$24,110	$13,352	$11,501	$9,776
8/31/25	$12,535	$24,599	$13,437	$11,547	$9,893
9/30/25	$12,561	$25,497	$13,470	$11,585	$10,001
10/31/25	$12,570	$26,094	$13,500	$11,625	$10,063
11/30/25	$12,587	$26,158	$13,548	$11,658	$10,126
12/31/25	$12,607	$26,174	$13,563	$11,698	$10,111
1/31/26	$12,637	$26,553	$13,609	$11,732	$10,121
2/28/26	$12,703	$26,351	$13,685	$11,763	$10,287
3/31/26	$12,764	$25,039	$13,782	$11,798	$10,106
4/30/26	$12,833	$27,667	$13,869	$11,832	$10,117
5/31/26	$12,846	$29,123	$13,901	$11,868	$10,149

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 5/7/20
AltShares Merger Arbitrage ETF NAV Returns	4.77%	3.87%	4.21%
S&P 500® Index	29.78%	14.15%	19.26%
Water Island Merger Arbitrage USD Hedged Index	5.97%	5.20%	5.58%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.86%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	0.18%

Performance Inception Date		May 07, 2020
Material Change Date	Jun. 01, 2025
AssetsNet		$ 103,085,722
Holdings Count | Holding		146
Advisory Fees Paid, Amount		$ 568,836
InvestmentCompanyPortfolioTurnover		399.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,085,722
Number of Portfolio Holdings	146
Total Advisory Fees Paid	$568,836
Portfolio Turnover Rate	399%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Financials	27.36%
Consumer, Non-cyclical	17.62%
Technology	15.43%
Industrials	11.17%
Utilities	8.50%
Telecommunication Services	8.16%
Consumer, Cyclical	6.20%
Materials	4.00%
Energy	1.56%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	86.40%
EMEA	13.60%

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the supplement dated May 20, 2026 to the Fund’s prospectus dated September 26, 2025, as supplemented, which is available at www.altsharesetfs.com/arb or upon request at 1-855-955-1607.